Risk Management and Financial Instruments - Schedule of Contractual Obligation Amounts from Financial Liabilities (Details) - Financial Liabilities [Member] - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Risk Management and Financial Instruments - Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance		$ 6,194,223	$ 6,205,119
Loans and financing		19,326,796	19,999,138
Estimated interest on loans and financing	[1]	11,408,904	11,715,762
Derivatives liabilities (assets)		266,066	144,251
Other liabilities		56,872	104,043
Payments of leases		1,734,029	1,841,227
Total		38,986,890	40,009,540
Less than 1 year [Member]
Risk Management and Financial Instruments - Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance		6,194,223	6,205,119
Loans and financing		2,084,225	891,570
Estimated interest on loans and financing	[1]	2,458,318	1,362,896
Derivatives liabilities (assets)		165,979	144,251
Other liabilities		16,297	21,162
Payments of leases		335,681	(2,796)
Total		11,254,723	8,622,202
Between 1 and 3 years [Member]
Risk Management and Financial Instruments - Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		2,029,192	171,228
Estimated interest on loans and financing	[1]	2,440,620	1,052,488
Derivatives liabilities (assets)		100,087
Other liabilities		16,351	20,914
Payments of leases		574,118	293,444
Total		5,160,368	1,538,074
Between 4 and 5 years [Member]
Risk Management and Financial Instruments - Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		2,071,582	1,212,538
Estimated interest on loans and financing	[1]	839,949	1,910,116
Derivatives liabilities (assets)
Other liabilities
Payments of leases		235,423	442,272
Total		3,146,954	3,564,926
More than 5 years [Member]
Risk Management and Financial Instruments - Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		13,141,797	17,723,802
Estimated interest on loans and financing	[1]	5,670,017	7,390,262
Derivatives liabilities (assets)
Other liabilities		24,224	61,967
Payments of leases		588,807	1,108,307
Total		$ 19,424,845	$ 26,284,338

[1]	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates at December 31, 2024 and December 31, 2023. Payments in foreign currencies are estimated using the December 31, 2024 and December 31, 2023 exchange rates.